PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant and Equipment Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 320,579		¥ 1,518,595	¥ 2,231,805
Less: accumulated depreciation	(45,125)		(275,627)	(314,151)
Impairment charges	(2,700)	¥ (18,793)	(23,659)
Property, plant and equipment after impairment	272,754		1,219,309	1,898,861
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	39,870		254,577	277,569
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	65,909		404,050	458,843
Electronic and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,014		19,564	20,983
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	430		2,993	2,993
Leasehold Improvement and Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,624		14,050	80,922
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 199,732		¥ 823,361	¥ 1,390,495